Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	Shorter of lease term or 10 years
Minimum | Laboratory and Office Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Minimum | Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Minimum | Computer Equipment and Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 year
Maximum | Laboratory and Office Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Maximum | Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Maximum | Computer Equipment and Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years